EMPLOYEE BENEFITS (Details) - Schedule of employment expenses - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans Abstract
Salaries and wages	$ 1,478,804,000	$ 1,481,357,000,000	$ 1,604,552,000,000
Short-term employee benefits	147,576,000	132,394,000,000	145,245,000,000
Termination benefits	238,412,000	54,007,000,000	85,070,000,000
Other personnel expenses	114,126,000	152,211,000,000	188,767,000,000
Total	$ 1,794,762,000	$ 1,819,969,000,000	$ 2,023,634,000,000